Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Principles of Consolidation
(a)
Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiary, Wilson Bank, and Wilson Bank's 51% owned subsidiary, Encompass Home Lending, LLC ("Encompass"). On June 1, 2022, the Bank began operations with a newly-formed joint venture, Encompass Home Lending, LLC. Encompass offers residential mortgage banking services to customers of certain home builders in the Company's markets. All significant intercompany accounts and transactions have been eliminated in consolidation.

Nature of Operations
(b)
Nature of Operations

Wilson Bank operates under a state bank charter and provides full banking services. As a Tennessee state-chartered bank that is not a member of the Federal Reserve, Wilson Bank is subject to regulations of the Tennessee Department of Financial Institutions and the Federal Deposit Insurance Corporation (“FDIC”). The areas served by Wilson Bank include Wilson County, DeKalb County, Rutherford County, Smith County, Trousdale County, Putnam County, Sumner County, Hamilton County, Davidson County and Williamson County, Tennessee and surrounding counties in Middle Tennessee. As of December 31, 2023, services were provided at the main office, twenty-nine branch locations and one loan production office. In January 2024, Wilson Bank closed one of its branch locations.

Use of Estimates
(c)
Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for credit losses - loans and off-balance sheet credit exposures, the valuation of deferred tax assets, determination of any impairment of goodwill or other intangibles, the valuation of other real estate (if any), and the fair value of financial instruments.

Significant Group Concentrations of Credit Risk
(d)
Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Middle Tennessee. The types of securities in which the Company invests are described in note 3. The types of lending in which the Company engages are described in note 2. The Company does not have any significant concentrations to any one industry or customer other than as disclosed in note 2.

Loans
(e)
Loans

The Company grants mortgage, commercial and consumer loans to customers. A substantial portion of the loan portfolio is represented by mortgage loans throughout Middle Tennessee. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for unearned income, the allowance for credit losses, and any unamortized deferred fees or costs on originated loans, and premiums or discounts on purchased loans. Interest income is accrued on the unpaid principal balance.

Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized on a straight line basis over the respective term of the loan.

As part of its routine credit monitoring process, the Company performs regular credit reviews of the loan portfolio and loans receive risk ratings by the assigned credit officer, which are subject to validation by the Company's independent loan review department. Risk ratings are categorized as pass, special mention, substandard or doubtful. The Company believes that its categories follow those outlined by the FDIC, Wilson Bank's primary federal regulator.

Generally the accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than when they become 180 days past due. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Credit Losses - Loans
(f)
Allowance for Credit Losses - Loans

On January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” as subsequently updated for certain clarifications, targeted relief and codification improvements. Accounting Standards Codification (“ASC”) Topic 326 (“ASC 326”) replaces the previous “incurred loss” model for measuring credit losses, which encompassed allowances for current known and inherent losses within the portfolio, with an “expected loss” model, which encompasses allowances for losses expected to be incurred over the life of the portfolio. The new current expected credit loss (“CECL”) model requires the measurement of all expected credit losses for financial assets measured at amortized cost and certain off-balance-sheet credit exposures based on historical experience, current conditions, and reasonable and supportable forecasts. ASC 326 also requires enhanced disclosures related to the significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. In addition, ASC 326 includes certain changes to the accounting for available-for-sale securities including the requirement to present credit losses as an allowance rather than as a direct write-down for available-for-sale securities management does not intend to sell or believes that it is more likely than not they will not be required to sell.

Effective January 1, 2022, the Company adopted ASC 326 using the modified retrospective method for all financial assets measured at amortized cost and off- balance-sheet credit exposures. Upon adoption, the Company recognized an after-tax cumulative effect increase to retained earnings totaling $1.0 million. Operating results for periods after January 1, 2022 are presented in accordance with ASC 326 while prior period amounts continue to be reported in accordance with previously applicable standards and the accounting policies described below.

In connection with the adoption of ASC 326, the Company revised certain accounting policies and implemented certain accounting policy elections. Further information regarding our policies and methodology used to estimate the allowance for credit losses on loans is presented in Note 2 - Loans and Allowance for Credit Losses.

Allowance for Loan Losses (Allowance)
(g)
Allowance for Loan Losses (Allowance)

Prior to the Adoption of FASB ASC 326 on January 1, 2022, which introduced the CECL methodology for credit losses, the allowance for loan losses was composed of the result of two independent analyses pursuant to the provisions of ASC 450-20, Loss Contingencies and ASC 310-10-35, Receivables. The ASC 450-20 analysis was intended to quantify the inherent risks in the performing loan portfolio. The ASC 310-10-35 analysis included a loan-by-loan analysis of impaired loans, primarily consisting of loans reported as nonaccrual or troubled-debt restructurings.

The allowance allocation began with a process of estimating the probable losses in each of the twelve loan segments. The estimates for these loans were based on our historical loss data for that category over twenty quarters. Each segment was then analyzed such that an allocation of the allowance was estimated for each loan segment.

The estimated loan loss allocation for all twelve loan portfolio segments was then adjusted for several “environmental” factors. The allocation for environmental factors was particularly subjective and did not lend itself to exact mathematical calculation. This amount represented estimated probable inherent credit losses which existed, but had not yet been identified, as of the balance sheet date, and were based upon quarterly trend assessments in delinquent and nonaccrual loans, unanticipated charge-offs, credit concentration changes, prevailing economic conditions, changes in lending personnel experience, changes in lending policies, increase in interest rates, or procedures and other influencing factors. These environmental factors were considered for each of the twelve loan segments and the allowance allocation, as determined by the processes noted above for each component, was increased or decreased through provision expense based on the incremental assessment of those various environmental factors.

We then tested the resulting allowance by comparing the balance in the allowance to industry and peer information. Our management then evaluated the result of the procedures performed, including the result of our testing, and concluded on the appropriateness of the balance of the allowance in its entirety. The board of directors reviewed and approved the assessment prior to the filing of quarterly and annual financial information.

A loan was impaired when, based on current information and events, it was probable that we would be unable to collect all amounts due according to the contractual terms of the loan agreement. Collection of all amounts due according to the contractual terms means that both the interest and principal payments of a loan would be collected as scheduled in the loan agreement.

An impairment allowance was recognized if the fair value of the loan was less than the recorded investment in the loan (recorded investment in the loan was the principal balance plus any accrued interest, net of deferred loan fees or costs and unamortized premium or discount). The impairment was recognized through the allowance. Loans that were impaired were recorded at the present value of expected future cash flows discounted at the loan’s effective interest rate, or if the loan was collateral dependent, impairment measurement was based on the fair value of the collateral, less estimated disposal costs. If the measure of the impaired loan was less than the recorded investment in the loan, the Company recognized an impairment by creating a valuation allowance with a corresponding charge to the provision for loan losses or by adjusting an existing valuation allowance for the impaired loan with a corresponding charge or credit to the provision for loan losses. Management believes it followed appropriate accounting and regulatory guidance in determining impairment and accrual status of impaired loans.

Allowance for Credit Losses - Off-Balance Sheet Credit Exposures
(h)
Allowance for Credit Losses - Off-Balance Sheet Credit Exposures

The allowance for credit losses on off-balance sheet credit exposures is a liability account, calculated in accordance with ASC 326, representing expected credit losses over the contractual period for which the Company is exposed to credit risk resulting from a contractual obligation to extend credit. No allowance is recognized if the Company has the unconditional right to cancel the obligation. Off-balance sheet credit exposures primarily consist of amounts available under outstanding lines of credit and letters of credit. For the period of exposure, the estimate of expected credit losses considers both the likelihood that funding will occur and the amount expected to be funded over the estimated remaining life of the commitment or other off-balance sheet exposure. The likelihood and expected amount of funding are based on historical utilization rates. The amount of the allowance represents management's best estimate of expected credit losses on commitments expected to be funded over the contractual life of the commitment. The allowance is reported as a component of accrued interest and other liabilities in the Company's consolidated balance sheets. Adjustments to the allowance are reported in the Company's income statement as a component of provision for credit losses - off-balance sheet exposures.

Estimating credit losses on amounts expected to be funded uses the same methodology as described for loans in note 1 - Summary of Significant Accounting Policies, letter (f) Allowance for Credit Losses - Loans as if such commitments were funded.

Debt Securities
(i)
Debt Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held-to-maturity” and recorded at amortized cost. Trading securities are recorded at fair value with changes in fair value included in earnings. Securities not classified as held-to-maturity or trading, including equity securities with readily determinable fair values, are classified as “available-for-sale” and recorded at fair value based on available market prices, with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss) on an after-tax basis. Securities classified as “available- for-sale” are held for indefinite periods of time and may be sold in response to movements in market interest rates, changes in the maturity or mix of Company assets and liabilities or demand for liquidity. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

A debt security is placed on nonaccrual status at the time any principal and interest payments become 90 days delinquent. Interest accrued but not received for a security placed on nonaccrual is reversed against interest income.

No securities have been classified as trading securities or held-to-maturity securities at December 31, 2023 or 2022.

Allowance for Credit Losses - Securities Available-for-Sale
(j)
Allowance for Credit Losses - Securities Available-for-Sale

For any securities classified as available-for-sale that are in an unrealized loss position at the balance sheet date, the Company assesses whether or not it intends to sell the security, or more likely than not will be required to sell the security, before recovery of its amortized cost basis. If either criteria is met, the security's amortized cost basis is written down to fair value through net income. If neither criteria is met, the Company evaluates whether any portion of the decline in fair value is the result of credit deterioration. Such evaluations consider the extent to which the amortized cost of the security exceeds its fair value, changes in credit ratings and any other known adverse conditions related to the specific security. If the evaluation indicates that a credit loss exists, an allowance for credit losses is recorded for the amount by which the amortized cost basis of the security exceeds the present value of cash flows expected to be collected, limited by the amount by which the amortized cost exceeds fair value. Any impairment not recognized in the allowance for credit losses is recognized in other comprehensive income.

Equity Securities
(k)
Equity Securities

Equity securities are carried at fair value, with changes in fair value reported in net income. Equity securities without readily determinable fair values are carried at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment.

Transfers of Financial Assets
(l)
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Federal Home Loan Bank (FHLB) Stock
(m)
Federal Home Loan Bank (FHLB) Stock

The Company is a member of the FHLB system. Members are required to own a certain amount of stock in the FHLB based on the level of borrowings and other factors and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans Held for Sale
(n)
Loans Held for Sale

Mortgage loans held for sale are carried at fair value. The fair value of loans held for sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Premises and Equipment
(o)
Premises and Equipment

Premises and equipment are stated at cost. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the related assets ranging from 3 to 40 years. Gains or losses realized on items retired and otherwise disposed of are credited or charged to operations and cost and related accumulated depreciation are removed from the asset and accumulated depreciation accounts.

Expenditures for major renovations and improvements of premises and equipment are capitalized and those for maintenance and repairs are charged to earnings as incurred.

Foreclosed Assets
(p)
Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less the estimated cost to sell at the date the Company acquires the property, establishing a new cost basis. Subsequent to their acquisition by the Company, valuations of these assets are periodically performed by management, and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance [i.e. any direct write-downs] are included within non-interest expense.

Goodwill and Other Intangible Assets
(q)
Goodwill and Other Intangible Assets

Goodwill arises from business combinations and is determined as the excess of fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed. The Company has selected September 30th as the date to perform the annual impairment test. No impairment was determined as a result of the test performed by the Company on September 30, 2023. Intangible assets with finite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Leases
(r)
Leases

Leases are classified as operating or finance leases at the lease commencement date. The Company leases certain locations and equipment. The Company records leases on the balance sheet in the form of a lease liability for the present value of future minimum payments under the lease terms and right-of-use asset equal to the lease liability adjusted for items such as deferred or prepaid rent, lease incentives, and any impairment of the right-of-use asset. The discount rate used in determining the lease liability is based upon incremental borrowing rates the Company could obtain for similar loans as of the date of commencement or renewal. The Company does not record leases on the consolidated balance sheets that are classified as short term (less than one year).

At lease inception, the Company determines the lease term by considering the minimum lease term and all optional renewal periods that the Company is reasonably certain to renew. The lease term is also used to calculate straight-line rent expense. The depreciable life of leasehold improvements is limited by the estimated lease term, including renewals if they are reasonably certain to be renewed. The Company’s leases do not contain residual value guarantees or material variable lease payments that will impact the Company’s ability to pay dividends or cause the Company to incur additional expenses.

Operating lease expense consists of a single lease cost allocated over the remaining lease term on a straight-line bases, variable lease payments not included in the lease liability, and any impairment of the right-of-use asset. Rent expense and variable lease expense are included in occupancy and equipment expense on the Company’s consolidated statements of earnings. The Company’s variable lease expense include rent escalators that are based on market conditions and include items such as common area maintenance, utilities, parking, property taxes, insurance and other costs associated with the lease. The amortization of the right-of- use asset arising from finance leases is expensed through occupancy and equipment expense and the interest on the related lease liability is expenses through interest expense on borrowings on the Company’s consolidated statements of earnings.

Mortgage Servicing Rights
(s)
Mortgage Servicing Rights

When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported within non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income, which is reported on the income statement as mortgage servicing income, is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal; or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against servicing fee income. Servicing fees totaled $9,000 for the year ended December 31, 2023. Late fees and ancillary fees related to loan servicing are not significant.

Cash and Cash Equivalents
(t)
Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, interest-bearing deposits with maturities fewer than 90 days, amounts due from banks and Federal funds sold. Generally, Federal funds sold are purchased and sold for one day periods. Management makes deposits only with financial institutions it believes to be financially sound.

Long-Term Assets
(u)
Long-Term Assets

Premises and equipment, intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Bank Owned Life Insurance
(v)
Bank Owned Life Insurance

The Bank has purchased life insurance policies on certain current and former key executives. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Income Taxes
(w)
Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (FASB ASC 740, Income Taxes). The Company follows accounting guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term "more-likely-than-not" means a likelihood of more than 50 percent. The terms "examined" and "upon examination" also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management’s judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more-likely-than-not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

Derivatives
(x)
Derivatives

Mortgage Banking Derivatives

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives. The fair value of the interest rate lock is recorded at the time the commitment to fund the mortgage loan is executed and is adjusted for the expected exercise of the commitment before the loan is funded. Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest rate on the loan is locked. The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on sale of mortgage loans.

Fair Value Hedges

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged asset or liability attributable to the hedged risk are recognized in current earnings. The gain or loss on the derivative instrument is presented on the same income statement line item as the earnings effect of the hedged item. The Company utilizes interest rate swaps designated as fair value hedges to mitigate the effect of changing interest rates on the fair values of fixed rate loans. The hedging strategy on loans converts the fixed interest rates to SOFR-based variable interest rates. These derivatives are designated as partial term hedges of selected cash flows covering specified periods of time prior to the maturity dates of the hedged loans.

Stock-Based Compensation
(y)
Stock-Based Compensation

Stock compensation accounting guidance (FASB ASC 718, “Compensation—Stock Compensation”) requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock options, restricted share awards, restricted share unit awards, performance-based awards, cash-settled stock appreciation rights (SARs), and employee share purchase plans. Because cash-settled SARs do not give the grantee the choice of receiving stock, all cash-settled SARs are accounted for as liabilities, not equity, as expense is accrued over the requisite service period.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options and cash-settled SARs.

Retirement Plans
(z)
Retirement Plans

Employee 401(k) and profit sharing plan expense is the amount of matching contributions and profit sharing contributions. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Advertising Costs	(aa) Advertising Costs Advertising costs are expensed as incurred by the Company and totaled $3,714,000, $3,455,000 and $2,736,000 for 2023, 2022 and 2021, respectively.
Earnings Per Share

(bb) Earnings Per Share

Basic earnings per share represents income available to common shareholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options, restricted share units, and performance share units and are determined using the treasury stock method.

Comprehensive Income (Loss)

(cc) Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale, net of taxes, which are also recognized as separate components of equity.

Loss Contingencies

(dd) Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Restrictions on Cash	(ee) Restrictions on Cash Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements.
Segment Reporting	(ff) Segment Reporting Management analyzes the operations of the Company assuming one operating segment, community lending services.
Fair Value of Financial Instruments

(gg) Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in note 22 - Disclosures About Fair Value of Financial Instruments of the consolidated financial statements. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassification	(hh) Reclassification Certain reclassifications have been made to the 2022 and 2021 figures to conform to the presentation for 2023.
Off-Balance-Sheet Financial Instruments

(ii) Off-Balance-Sheet Financial Instruments

In the ordinary course of business, Wilson Bank has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

Subsequent Events	(jj) Subsequent Events The Company has evaluated subsequent events for recognition and disclosure through February 28, 2024, which is the date the financial statements were available to be issued.
Accounting Standard Updates

(kk) Accounting Standard Updates

ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts and requires enhanced disclosures related to the significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. As noted above, effective January 1, 2022 the Company adopted ASU 2016-13, which resulted in a $7.6 million decrease to the allowance for credit losses and a $6.2 million increase to the reserve for off-balance sheet exposures, resulting in a $1.0 million increase in retained earnings (net of taxes). See Note 2 – Loans and Allowance for Credit Losses for additional information.

ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” In March 2020, the FASB issued this ASU and has issued subsequent amendments thereto, which provides temporary optional guidance to ease the potential burden in accounting for reference rate reform. The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued. It is intended to help stakeholders during the global market-wide reference rate transition period. The guidance was effective for all entities as of March 12, 2020 through December 31, 2022. In December 2022, the FASB issued an update to Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting with Accounting Standards Update 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which updated the effective date to be March 12, 2020 through December 31, 2024. The Company has implemented a transition plan to identify and modify its loans and other financial instruments, including certain indebtedness, with attributes that are either directly or indirectly influenced by LIBOR. The Company has moved substantially all of its LIBOR-based loans to its preferred replacement index, a Secured Overnight Financing Rate ("SOFR") based index as of December 31, 2023. For the Company’s currently outstanding LIBOR-based loan, the timing and manner in which such customer's interest rate transitions to a replacement index should occur at the next repricing date for such loan.

ASU 2022-01, “Derivatives and Hedging (Topic 815): Fair Value Hedging - Portfolio Layer Method.” ASU 2022-01 was issued to expand the scope of assets eligible for portfolio layer method hedging to include all financial assets. The update also expanded the then current last-of-layer method that permitted only one hedged layer to allow multiple hedged layers of a single closed portfolio. The last-of-layer method is renamed the portfolio layer method, because more than the last layer of a portfolio could be hedged. The guidance is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. The adoption of ASU 2022-01 did not have a significant impact on the Company's financial statements.

ASU 2022-02, “Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures.” ASU 2022-02 was issued to respond to feedback received from post-implementation review of Topic 326. The amendments eliminate the troubled debt restructuring (TDR) recognition and measurement guidance and now require that an entity evaluate whether the modification represents a new loan or a continuation of an existing loan. The amendments enhance existing disclosures and include new disclosure requirements related to certain modifications of receivables made to borrowers experiencing financial difficulty. To improve consistency for vintage disclosures, the ASU requires that public business entities disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20. The guidance is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. The adoption of ASU-2022-02 did not have a significant impact on the Company's financial statements.

Other than those previously discussed, there were no other recently issued accounting pronouncements that are expected to materially impact the Company.